UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 86.1%
Corporate — 9.2%
Chautauqua County Industrial
Development Agency, RB, NRG
Dunkirk Power Project, 5.88%,
4/01/42	$750	$845,212
Essex County Industrial Development
Agency New York, RB, International
Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	350	390,215
Jefferson County Industrial Development
Agency New York, Refunding RB, Solid
Waste, Series A, AMT, 5.20%,
12/01/20	250	259,713
New York City Industrial Development
Agency, RB, AMT:
American Airlines Inc., JFK
International Airport, 7.75%,
8/01/31 (a)(b)	2,000	2,106,600
British Airways Plc Project,
5.25%, 12/01/32	1,000	985,850
Continental Airlines Inc.
Project, 8.00%, 11/01/12	340	341,639
Continental Airlines Inc.
Project, Mandatory Put
Bonds, 8.38%, 11/01/16	250	251,205
New York City Industrial Development
Agency, Refunding RB:
Senior Series A, 5.00%,
7/01/28	1,520	1,607,081
Terminal One Group
Association Project, AMT,
5.50%, 1/01/24 (a)	2,500	2,640,725
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	6,000	7,021,440
5.50%, 10/01/37	405	492,452
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	1,360	1,396,638
Suffolk County Industrial Development
Agency New York, Refunding RB,
Ogden Martin System Huntington,
AMT (AMBAC), 6.25%, 10/01/12	7,155	7,158,434
		25,497,204
County/City/Special District/School District — 20.3%
Buffalo & Erie County Industrial Land
Development Corp., Refunding RB,
Buffalo State College Foundation
Housing Corp., 5.38%, 10/01/41	620	713,267
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	400	460,704
Sub-Series G-1, 5.00%,
4/01/28	750	905,685
Sub-Series I-1, 5.38%,
4/01/36	2,650	3,075,643

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District
(continued)
City of Syracuse New York, GO, AMT
(AGM), 4.75%, 11/01/31	$500	$546,260
Hudson New York Yards Infrastructure
Corp., RB:
(AGC), 5.00%, 2/15/47	1,000	1,063,500
Series A, 5.00%, 2/15/47	7,220	7,648,290
Series A, 5.75%, 2/15/47	100	118,082
Series A (AGM), 5.00%, 2/15/47	1,050	1,116,675
Series A (NPFGC), 4.50%, 2/15/47	3,815	3,939,483
New York City Industrial Development
Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 4.80%,
3/01/42 (c)	5,000	1,239,700
CAB, Yankee Stadium (AGC), 4.99%,
3/01/45 (c)	1,500	303,900
Queens Baseball Stadium (AGC),
6.50%, 1/01/46	700	827,414
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/36	1,610	1,643,279
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	1,000	1,019,110
Yankee Stadium (NPFGC), 4.75%,
3/01/46	2,000	2,045,840
New York City Transitional Finance
Authority, RB:
Building Aid Revenue, Series
S-1, 4.00%, 7/15/42	2,500	2,586,025
Fiscal 2008, Series S-1,
4.50%, 1/15/38	500	525,195
Fiscal 2009, Series S-1,
5.63%, 7/15/38	200	230,494
Series S-2 (NPFGC), 4.50%,
1/15/31	1,250	1,318,825
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC), 5.00%,
11/15/44	3,315	3,483,203
New York Liberty Development Corp.,
Refunding RB:
4 World Trade Center Project,
5.00%, 11/15/31	860	979,506
4 World Trade Center Project,
5.75%, 11/15/51	1,340	1,584,188
7 World Trade Center, Class 3,
5.00%, 3/15/44	1,720	1,854,383
Second Priority, Bank of
America Tower at One
Bryant Park Project, 5.63%,
7/15/47	9,305	10,447,096
Second Priority, Bank of
America Tower at One
Bryant Park Project, 6.38%,
7/15/49	1,200	1,378,332

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
County/City/Special District/School District
(concluded)
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A:
5.25%, 7/01/29	$5	$5,809
5.00%, 7/01/39	750	836,250
Niagara County Industrial Development
Agency, Refunding RB, Series A,
Mandatory Put Bonds, AMT, 5.45%,
11/15/26 (a)	3,975	3,993,762
North Country Development Authority,
Refunding RB (AGM), 6.00%, 5/15/15	485	517,214
		56,407,114
Education — 13.2%
Amherst Development Corp., Refunding
RB, University at Buffalo Foundation
Faculty-Student Housing Corp.,
Series A (AGM), 4.63%, 10/01/40	305	329,891
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	4,000	4,440,520
Madison County Industrial Development
Agency New York, RB, Commons II
LLC, Student Housing, Series A (CIFG),
5.00%, 6/01/33	400	413,740
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
Series A, 4.75%, 3/01/26	1,000	1,099,860
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series C, 6.80%,
6/01/28	2,500	2,540,075
New York City Trust for Cultural
Resources, RB, Juilliard School,
Series A, 5.00%, 1/01/39	500	578,105
New York City Trust for Cultural
Resources, Refunding RB, Carnegie
Hall, Series A:
4.75%, 12/01/39	1,550	1,690,414
5.00%, 12/01/39	1,325	1,467,808
New York State Dormitory Authority, RB:
New York University, Series 1
(AMBAC), 5.50%, 7/01/40	500	683,965
Personal Income Tax, Series G,
5.00%, 8/15/32	1,975	2,329,789
Rochester Institute of
Technology, Series A, 6.00%,
7/01/33	1,000	1,181,280
Rochester University, Series A,
5.13%, 7/01/14 (d)	1,500	1,627,935
Rochester University, Series A,
0.00%, 7/01/39 (e)	1,000	1,043,490

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB
(concluded):
Rochester University, Series B,
5.00%, 7/01/39	$550	$612,695
Teachers College, 5.00%,
7/01/42	450	508,545
The New School (AGM), 5.50%,
7/01/43	1,000	1,143,560
New York State Dormitory Authority,
Refunding RB:
5.00%, 7/01/42	1,000	1,140,800
Brooklyn Law School, 5.75%,
7/01/33	475	547,751
Fordham University, 3.38%,
7/01/32 (f)	1,000	997,990
New York University, Series A,
5.00%, 7/01/37	1,490	1,721,308
Rockefeller University,
Series B, 4.00%, 7/01/38	500	530,695
Saint John's University,
Series A, 5.00%, 7/01/27	510	606,645
Skidmore College, Series A,
5.25%, 7/01/29	135	159,262
State University Educational
Facilities, Series A, 5.00%,
5/15/29	2,000	2,399,000
Teachers College, 5.50%,
3/01/39	850	961,120
Schenectady County Industrial
Development Agency, Refunding RB,
Union College Project, 5.00%,
7/01/31	1,000	1,076,810
St. Lawrence County Industrial
Development Agency, RB, Clarkson
University Project, 5.38%, 9/01/41	200	230,182
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, 5.00%,
3/01/26	750	775,980
Tompkins County Development Corp.,
RB, Ithaca College Project (AGM),
5.50%, 7/01/33	450	527,418
Utica Industrial Development Agency
New York, RB, Munson-Williams-
Proctor Arts Institute:
5.38%, 7/15/20	1,000	1,002,390
5.40%, 7/15/30	1,210	1,212,372
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	1,000	1,131,090
		36,712,485

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Health — 18.2%
Dutchess County Local Development
Corp., Refunding RB, Health Quest
System Inc., Series A, 5.75%, 7/01/40	$300	$349,038
Erie County Industrial Development
Agency, RB, Episcopal Church Home,
Series A:
5.88%, 2/01/18	540	540,886
6.00%, 2/01/28	375	375,379
Genesee County Industrial Development
Agency New York, Refunding RB, United
Memorial Medical Center Project:
5.00%, 12/01/27	500	498,385
5.00%, 12/01/32	1,080	1,042,664
Monroe County Industrial Development
Corp., Refunding RB, Unity Hospital of
Rochester Project (FHA), 5.50%,
8/15/40	1,050	1,216,215
Nassau County Industrial Development
Agency, Refunding RB, Special Needs
Facilities Pooled Program, Series F-1
(ACA), 4.90%, 7/01/21	525	486,323
New York City Health & Hospital Corp.,
Refunding RB, Health System,
Series A, 5.00%, 2/15/30	1,000	1,132,910
New York City Industrial Development
Agency, RB:
A Very Special Place Inc.
Project, Series A, 6.13%,
1/01/13	65	65,272
A Very Special Place Inc.
Project, Series A, 7.00%,
1/01/33	1,600	1,603,488
PSCH, Inc. Project, 6.38%,
7/01/33	2,555	2,574,392
Special Needs Facilities
Pooled Program, Series A-1,
6.50%, 7/01/17	875	884,109
Special Needs Facilities
Pooled Program, Series C-1,
6.50%, 7/01/17	2,135	2,157,225
New York City Industrial Development
Agency, Refunding RB Special Needs
Facilities Pooled Program (ACA):
Series A-1, 4.38%, 7/01/20	1,000	906,890
Series A-1, 4.50%, 7/01/30	210	169,537
Series C-1, 5.10%, 7/01/31	525	452,099
New York State Dormitory Authority, RB,
North Shore-Long Island Jewish
Health System:
Series C, 4.25%, 5/01/39	625	644,875
Series D, 4.25%, 5/01/39	815	840,917
Series D, 5.00%, 5/01/39	340	378,015

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (continued)
New York State Dormitory
Authority, RB:
Healthcare, Series A	$250	$287,948
Hudson Valley Hospital (BHAC),
5.00%, 8/15/36	750	815,475
New York & Presbyterian Hospital
(AGM), 5.00%, 8/15/36	985	1,017,801
New York State Association for
Retarded Children, Inc., Series B
(AMBAC), 6.00%, 7/01/32	700	811,776
North Shore-Long Island
Jewish Health System,
Series A, 5.50%, 5/01/37	1,675	1,912,951
North Shore-Long Island
Jewish Health System,
Series A, 5.75%, 5/01/37	1,725	2,009,004
NYU Hospital Center, Series A,
5.75%, 7/01/31	1,055	1,234,529
NYU Hospital Center, Series B,
5.63%, 7/01/37	530	579,915
New York State Dormitory Authority,
Refunding RB:
Miriam Osborn Memorial
Home, 5.00%, 7/01/29	290	315,964
Miriam Osborn Memorial
Home, 5.00%, 7/01/42	115	122,235
Mount Sinai Hospital, Series A,
5.00%, 7/01/26	1,635	1,850,101
North Shore-Long Island
Jewish Health System,
Series A, 5.00%, 5/01/32	2,500	2,817,625
North Shore-Long Island
Jewish Health System,
Series E, 5.50%, 5/01/33	1,000	1,139,500
NYU Hospital Center, Series A,
5.00%, 7/01/36	1,500	1,595,055
Onondaga Civic Development Corp.,
Refunding RB:
Saint Joseph's Hospital Health
Center, 4.50%, 7/01/32	3,225	3,142,375
Saint Joseph’s Hospital Health
Center, 5.00%, 7/01/42	540	548,294
Orange County Industrial Development
Agency New York, RB, Special Needs
Facilities Pooled Program, Series G-1
(ACA), 4.90%, 7/01/21	845	814,039
Suffolk County Industrial Development
Agency New York, RB:
Huntington Hospital Project,
Series B, 5.88%,
11/01/12 (d)	2,000	2,010,440
Special Needs Facilities
Pooled Program, Series D-1,
6.50%, 7/01/17	135	136,405

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Health (concluded)
Suffolk County Industrial Development
Agency New York, RB (concluded):
Special Needs Facilities Pooled
Program, Series D-1 (ACA),
4.90%, 7/01/21	$330	$305,689
Sullivan County Industrial Development
Agency New York, RB, Special Needs
Facilities Pooled Program, Series H-1
(ACA), 4.90%, 7/01/21	330	317,909
Westchester County Healthcare Corp.
New York, Refunding RB, Senior Lien:
Series A, 5.00%, 11/01/30	3,075	3,403,656
Series B, 6.00%, 11/01/30	375	447,551
Westchester County Industrial
Development Agency New York, RB:
Kendal on Hudson Project,
Series A, 6.50%,
1/01/13 (d)	5,200	5,284,708
Kendal on Hudson Project,
Series A, 6.38%, 1/01/24	1,000	1,003,950
Special Needs Facilities Pooled
Program, Series E-1 (ACA), 4.90%,
7/01/21	350	324,216
		50,567,730
Housing — 5.1%
Monroe County Industrial Development
Agency, IDRB, Southview Towers
Project, AMT (SONYMA), 6.25%,
2/01/31	1,000	1,002,200
New York City Housing Development
Corp., RB, Series C, AMT, 5.05%,
11/01/36	1,220	1,265,128
New York Mortgage Agency, Refunding
RB, AMT:
Series 133, 4.95%, 10/01/21	395	412,625
Series 143, 4.90%, 10/01/37	1,600	1,651,536
New York State HFA, RB, M/F Housing,
Series A, AMT:
Division Street (SONYMA), 5.10%,
2/15/38	875	903,122
Highland Avenue Senior Apartments
(SONYMA), 5.00%, 2/15/39	2,000	2,068,980
Kensico Terrace Apartments
(SONYMA), 4.90%, 2/15/38	645	660,777
Watergate II, 4.75%, 2/15/34	580	586,618
Yonkers EDC, Refunding RB, Riverview II
(Freddie Mac), 4.50%, 5/01/25	3,000	3,259,560
Yonkers Industrial Development Agency
New York, RB, AMT (SONYMA):
Monastery Manor Associates
LP Project, 5.25%, 4/01/37	585	605,112

	Par (000)	Value
Municipal Bonds
New York (continued)
Housing (concluded)
Yonkers Industrial Development Agency
New York, RB, AMT (SONYMA)
(concluded):
Sacred Heart Associations
Project, Series A, 5.00%,
10/01/37	$1,640	$1,731,250
		14,146,908
State — 5.3%
New York State Dormitory Authority,
LRB, Municipal Health Facilities, Sub-
Series 2-4, 4.75%, 1/15/30	700	764,939
New York State Dormitory Authority, RB,
Mental Health Services Facilities
Improvement, Series A (AGM), 5.00%,
2/15/22	1,000	1,164,960
New York State Dormitory Authority,
Refunding RB, Upstate Community
Colleges, Series B, 5.25%, 7/01/21	1,565	1,684,190
New York State Thruway Authority,
Refunding RB, Series A-1, 5.00%,
4/01/29	1,000	1,154,500
New York State Urban Development
Corp., RB, State Personal Income Tax,
Series A, 3.50%, 3/15/28	1,750	1,848,490
New York State Urban Development
Corp., Refunding RB:
Clarkson Center for Advance
Materials, 5.50%, 1/01/20	1,685	2,116,512
University Facilities Grants,
5.50%, 1/01/19	3,500	4,364,045
State of New York, GO, Series A, 5.00%,
2/15/39	1,250	1,461,550
		14,559,186
Tobacco — 1.3%
New York Counties Tobacco Trust I, RB,
Tobacco Pass Thru, Series A:
6.50%, 6/01/35	750	735,967
6.63%, 6/01/42	490	483,057
Niagara County Tobacco Asset
Securitization Corp. New York, RB,
Asset-Backed, 6.25%, 5/15/40	1,000	941,220
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series A-1 (AMBAC), 5.25%, 6/01/20	1,455	1,503,219
		3,663,463
Transportation — 6.9%
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/39	500	571,775
Series C, 6.50%, 11/15/28	1,760	2,255,721
Metropolitan Transportation Authority,
Refunding RB, Series F:
5.00%, 11/15/30	1,890	2,212,642

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Transportation (concluded)
Metropolitan Transportation Authority,
Refunding RB, Series F (concluded):
(AGM), 4.00%, 11/15/30	$2,425	$2,600,352
New York Liberty Development Corp.,
RB, 1 World Trade Center Port
Authority Construction, 5.00%,
12/15/41	1,000	1,124,760
New York State Thruway Authority, RB,
Series I:
4.13%, 1/01/42	1,000	1,042,580
5.00%, 1/01/42	280	316,025
New York State Thruway Authority,
Refunding RB, Series I, 5.00%,
1/01/37	920	1,044,642
Port Authority of New York & New Jersey,
RB, Special Project, JFK International
Air Terminal, AMT (NPFGC):
Series 6, 6.25%, 12/01/13	2,575	2,646,070
Series 6, 6.25%, 12/01/14	2,620	2,739,236
Series 8, 6.00%, 12/01/42	2,000	2,330,280
Triborough Bridge & Tunnel Authority,
Refunding RB, Series B, 5.00%,
11/15/31	125	150,084
		19,034,167
Utilities — 6.6%
Long Island Power Authority, RB:
Series A (AGM), 5.00%, 5/01/36	500	563,920
Series C (CIFG), 5.25%, 9/01/29	3,000	3,731,730
Long Island Power Authority, Refunding
RB, Series A:
5.50%, 4/01/24	1,250	1,509,600
6.00%, 5/01/33	2,450	2,968,077
5.75%, 4/01/39	300	359,661
New York City Municipal Water Finance
Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	500	604,080
New York City Municipal Water Finance
Authority, Refunding RB:
Fiscal 2008, Series A, 5.00%,
6/15/38	1,570	1,785,027
Second General Resolution,
Series EE, 4.00%, 6/15/45	1,540	1,582,412
Second General Resolution,
Series HH, 5.00%, 6/15/32	950	1,113,780
Series FF, 5.00%, 6/15/45	1,680	1,927,665
Series FF-2, 5.50%, 6/15/40	800	963,360

	Par (000)	Value
Municipal Bonds
New York (concluded)
Utilities (concluded)
New York State Environmental Facilities
Corp., Refunding RB, Revolving Funds
New York City Municipal Water,
Series B, 5.00%, 6/15/36	$1,000	$1,181,740
		18,291,052
Total Municipal Bonds in New York		238,879,309

Puerto Rico — 5.2%
County/City/Special District/School District — 0.7%
Puerto Rico Sales Tax Financing Corp.,
RB, CAB, Series A, 5.85%,
8/01/35 (c)	3,000	803,910
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, First Sub-Series A-1,
4.64%, 8/01/24 (c)	2,000	1,162,700
		1,966,610
Housing — 0.7%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	1,750	1,934,398
State — 2.2%
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (c):
(AMBAC), 6.57%, 7/01/44	1,100	141,460
(NPFGC), 6.52%, 7/01/42	7,470	1,106,307
Puerto Rico Public Buildings Authority,
RB, Government Facilities, Series I,
5.25%, 7/01/14 (d)	55	59,638
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 5.59%,
8/01/32 (c)	500	167,450
First Sub-Series A, 5.75%,
8/01/37	2,000	2,215,140
First Sub-Series A (AGM), 5.00%,
8/01/40	1,000	1,072,230
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.72%, 8/01/41 (c)	7,500	1,473,300
		6,235,525
Transportation — 1.4%
Puerto Rico Highway & Transportation
Authority, RB, Series Y (AGM), 6.25%,
7/01/21	1,000	1,205,760
Puerto Rico Highway & Transportation
Authority, Refunding RB (AGM):
Series AA, 4.95%, 7/01/26	2,175	2,352,219
Series CC, 5.50%, 7/01/30	300	358,500
		3,916,479

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Puerto Rico (concluded)
Utilities — 0.2%
Puerto Rico Aqueduct & Sewer Authority,
Refunding RB, Senior Lien, Series A,
6.00%, 7/01/38	$500	$523,180
Total Municipal Bonds in Puerto Rico		14,576,192

Total Municipal Bonds – 91.3%		253,455,501

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York — 15.5%
County/City/Special District/School District — 5.1%
City of New York New York, GO, Series J,
5.00%, 5/15/23	1,800	1,931,490
New York City Transitional Finance
Authority, RB:
Fiscal 2009, Series S-3,
5.25%, 1/15/39	2,100	2,372,569
Future Tax Secured, Sub-
Series D-1, 5.00%,
11/01/38	1,650	1,905,172
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC), 5.00%,
11/15/35	3,200	3,370,176
New York Liberty Development Corp.,
Refunding RB:
4 World Trade Center Project,
5.00%, 11/15/44	830	913,598
7 World Trade Center Project,
4.00%, 9/15/35	2,010	2,083,787
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.25%, 7/01/29	1,350	1,568,552
		14,145,344
Education — 0.4%
New York State Dormitory Authority,
Refunding RB, State University
Dormitory Facilities, Series A, 5.00%,
7/01/42	900	1,034,010
Transportation — 4.9%
Hudson New York Yards Infrastructure
Corp., RB, 5.75%, 2/15/47	2,250	2,656,610
New York Liberty Development Corp.,
RB, World Trade Center Port Authority,
5.25%, 12/15/43	6,495	7,488,113
New York State Thruway Authority,
Refunding RB, Personal Income Tax
Revenue, Series A, 5.00%, 3/15/31	1,560	1,853,514

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey,
RB, Consolidated 169th Series, AMT,
5.00%, 10/15/26	$1,500	$1,747,770
		13,746,007
Utilities — 5.1%
New York City Municipal Water Finance
Authority, Refunding RB:
Second General Resolution,
Fiscal 2012, Series BB,
5.00%, 6/15/44	3,751	4,279,676
Second General Resolution,
Series HH, 5.00%, 6/15/32	2,790	3,270,996
Series A, 4.75%, 6/15/30	4,000	4,518,800
Suffolk County Water Authority,
Refunding RB, 3.00%, 6/01/25	1,996	2,075,832
		14,145,304
Total Municipal Bonds in New York		43,070,665

Puerto Rico — 0.4%
State — 0.4%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, Series C, 5.25%,
8/01/40	1,010	1,107,940
Total Municipal Bonds Transferred to Tender
Option Bond (TOB) Trusts – 15.9%		44,178,605
Total Long-Term Investments
(Cost – $273,571,834) – 107.2%		297,634,106

	Shares

Short-Term Securities
BIF New York Municipal Money
Fund, 0.00% (h)(i)	3,856,029	3,856,029
Total Short-Term Securities
(Cost – $3,856,029) – 1.4%		3,856,029
Total Investments (Cost - $277,427,863*) – 108.6%		301,490,135
Liabilities in Excess of Other Assets – (0.0)%		(131,076)
Liability for TOB Trust Certificates, Including
Interest Expense and Fees Payable – (8.6)%		(23,863,301)
Net Assets – 100.0%		$277,495,758

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock New York Municipal Bond Fund

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$254,026,448
Gross unrealized appreciation	$25,328,478
Gross unrealized depreciation	(1,716,471)
Net unrealized appreciation	$23,612,007

(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith	$997,990	$17,100

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at June 30, 2012	Net Activity	Shares Held at September 30, 2012	Income

BIF New York
Municipal
Money Fund	3,941,016	(84,987)	3,856,029	$45

(i)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDC	Economic Development Corp.
FHA	Federal Housing Administration
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDRB	Industrial Development Revenue Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	7

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$297,634,106	—	$297,634,106
Short-Term
Securities	$3,856,029	—	—	3,856,029
Total	$3,856,029	$297,634,106	—	$301,490,135
[1] See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, TOB trust certificates of $23,851,680 are categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2012	8

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 26, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: November 26, 2012